Discontinued Operations (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gain on sale of discontinued operation	$ 12,807
PCB business [Member]
Gross proceeds from sale of discontinued operations	32,000
Acquisition expense deducted from gross proceeds from sale of discontinued operations	$ 2,000